UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2003

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital Corporation
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:        28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Robert J. Lukaszewicz
Title:         Vice President and Controller
Phone:         (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz   Chicago, Illinois    2/11/04
-------------------------  ------------------   ----------
     (Signature)              (City/State)        (Date)

Report Type (Check only one.):

[ X ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             68

Form 13F Information Table Value Total:   $ 12,512,311
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None




                           FORM 13F INFORMATION TABLE
INSTITUTIONAL CAPITAL
CORPORATION
FORM 13F
31-Dec-03

                                                                                          Voting Authority
                                                                                        ---------------------

                                Title
                                 of             Value     Shares/  Sh/ Put/ Invst  Otr
Name of Issuer                  class  CUSIP   (x$1000)   Prn Amt  Prn Call Dscrtn Mgrs  Sole     Shrd None
-------------------------       ----- -------- -------   --------  --- ---- -----  ----  -------  ---- -------
ABN Amro Holding ADR             COM 000937102    9,224    392,850  SH      Sole           392,850
Abbott Laboratories              COM 002824100  288,176  6,184,022  SH      Sole         5,724,322     459,700
Agilent Technologies Inc.        COM 00846U101   38,511  1,317,061  SH      Sole         1,209,161     107,900
Air Products and Chemicals Inc.  COM 009158106   64,732  1,225,285  SH      Sole         1,129,235      96,050
Alcan Inc.                       COM 013716105  182,886  3,895,321  SH      Sole         3,573,821     321,500
American International Group     COM 026874107  443,597  6,692,774  SH      Sole         6,198,724     494,050
Aventis ADR                      COM 053561106  359,045  5,418,727  SH      Sole         5,031,277     387,450
BASF AG ADR                      COM 055262505    9,302    166,850  SH      Sole           166,850
BP Plc                           COM 055622104  506,203 10,257,398  SH      Sole         9,534,848     722,550
Bank of America Corp.            COM 060505104  581,445  7,229,203  SH      Sole         6,708,403     520,800
BellSouth Corp.                  COM 079860102  326,720 11,544,857  SH      Sole        10,631,407     913,450
Caremark Rx Inc.                 COM 141705103  161,980  6,394,780  SH      Sole         5,959,530     435,250
Cendant Corp.                    COM 151313103  401,109 18,011,174  SH      Sole        16,707,624   1,303,550
Citigroup Inc.                   COM 172967101  593,482 12,226,664  SH      Sole        11,312,911     913,753
Clear Channel Communications     COM 184502102  319,489  6,822,307  SH      Sole         6,272,657     549,650
Clorox Co.                       COM 189054109  175,513  3,614,360  SH      Sole         3,332,660     281,700
Comcast Corp Cl A                COM 20030N101  387,715 11,795,416  SH      Sole        10,942,000     853,416
ConocoPhillips                   COM 20825C104  439,109  6,696,804  SH      Sole         6,208,897     487,907
Credit Suisse Group ADR          COM 225401108    8,625    237,400  SH      Sole           237,400
Deere & Co.                      COM 244199105   44,065    677,400  SH      Sole           625,500      51,900
Deutsche Boerse AG Ord Shrs      COM  7021963     5,976    109,300  SH      Sole           109,300
Diageo PLC ADR                   COM 25243Q205    5,743    108,650  SH      Sole           108,650
DuPont (EI) DeNemours            COM 263534109  287,188  6,258,179  SH      Sole         5,766,529     491,650
E.ON AG Sponsored ADR            COM 268780103    8,988    137,350  SH      Sole           137,350
ENI SPA Sponsored ADR            COM 26874R108    9,085     95,650  SH      Sole            95,650
Entergy Corp.                    COM 29364G103  357,622  6,259,796  SH      Sole         5,806,196     453,600
Estee Lauder Companies Inc.      COM 518439104   98,524  2,509,521  SH      Sole         2,308,521     201,000
France Telecom SA Sponsored AD   COM 35177Q105    5,742    200,850  SH      Sole           200,850
Gannett Inc.                     COM 364730101  287,482  3,224,337  SH      Sole         2,987,451     236,886
GlaxoSmithKline PLC ADR          COM 37733W105    8,117    174,100  SH      Sole           174,100
Goldman Sachs Group Inc.         COM 38141G104  242,506  2,456,261  SH      Sole         2,264,011     192,250
Groupe Bruxelles Lambert SA Or   COM  7097328     9,456    167,850  SH      Sole           167,850
Hewlett Packard Co.              COM 428236103  239,171 10,412,322  SH      Sole         9,666,806     745,516
ING Groep N V ADR                COM 456837103    9,177    392,000  SH      Sole           392,000
Investor AB Ord Shrs             COM  5679591     9,010    933,050  SH      Sole           933,050
Johnson Controls Inc.            COM 478366107   59,789    514,894  SH      Sole           474,194      40,700
Liberty Media Corp Class A       COM 530718105  315,522 26,536,769  SH      Sole        24,622,319   1,914,450
Lockheed Martin Corp.            COM 539830109  224,097  4,359,874  SH      Sole         4,012,474     347,400
Lowes Cos Inc.                   COM 548661107  167,717  3,027,924  SH      Sole         2,786,224     241,700
MBNA Corp.                       COM 55262L100  157,052  6,319,980  SH      Sole         5,814,880     505,100
Masco Corp.                      COM 574599106  165,509  6,038,252  SH      Sole         5,555,502     482,750
MedImmune Inc.                   COM 584699102   66,512  2,618,557  SH      Sole         2,406,057     212,500
MetLife Inc.                     COM 59156R108  248,777  7,388,673  SH      Sole         6,802,763     585,910
Morgan Stanley                   COM 617446448  374,188  6,466,003  SH      Sole         5,999,803     466,200
Motorola Inc.                    COM 620076109  187,044 13,293,823  SH      Sole        12,361,473     932,350
Nestle SA Sponsored Reg ADR      COM 641069406    9,118    146,050  SH      Sole           146,050
Noble Corp.                      COM G65422100  142,876  3,993,170  SH      Sole         3,658,070     335,100
Occidental Petroleum             COM 674599105  303,816  7,192,620  SH      Sole         6,645,670     546,950
Pepsico Inc.                     COM 713448108  289,582  6,211,551  SH      Sole         5,720,281     491,270
Pfizer Inc.                      COM 717081103  280,317  7,934,235  SH      Sole         7,314,935     619,300
Philips Electronics N V          COM 500472303  302,937 10,413,765  SH      Sole         9,663,417     750,348
Public Service Enterprise Grou   COM 744573106  244,695  5,586,641  SH      Sole         5,134,291     452,350
Rank Group PLC Ord Shrs          COM  0724076     8,296  1,659,500  SH      Sole         1,659,500
Rio Tinto PLC Ord Shrs           COM  0718875     9,176    332,200  SH      Sole           332,200
Rio Tinto PLC Sponsored ADR      COM 767204100   21,483    193,000  SH      Sole           193,000
Royal Bank of Scotland Group O   COM  0754783     8,916    302,600  SH      Sole           302,600
SPDR Trust Series 1              COM 78462F103      662      5,950  SH      Sole             5,950
Staples Inc.                     COM 855030102  142,333  5,213,652  SH      Sole         4,798,302     415,350
Target Corp.                     COM 87612E106  197,096  5,132,705  SH      Sole         4,778,181     354,524
Tesco PLC Ord Shrs               COM  0884709     8,638  1,872,100  SH      Sole         1,872,100
Time Warner Inc.                 COM 887317105  226,067 12,566,266  SH      Sole        11,704,216     862,050
Total S.A. ADR                   COM 89151E109    7,701     83,250  SH      Sole            83,250
Travelers Property Casualty Cl   COM 89420G109  358,093 21,340,468  SH      Sole        19,809,602   1,530,866
Tyco International Ltd.          COM 902124106  268,837 10,144,806  SH      Sole         9,425,356     719,450
UBS AG ADR                       COM H8920M855    8,896    130,850  SH      Sole           130,850
United Technologies              COM 913017109  361,932  3,819,061  SH      Sole         3,531,650     287,411
Vodafone Group PLC ADR           COM 92857W100    9,395    375,200  SH      Sole           375,200
Wells Fargo and Co.              COM 949746101  410,527  6,971,081  SH      Sole         6,417,731     553,350
REPORT SUMMARY                   68          12,512,311
